SCHEDULE OF SHORT TERM INVESTMENT (Details) (Parenthetical) - USD ($)			6 Months Ended	12 Months Ended
	May 02, 2025	Feb. 14, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 16, 2025	Mar. 28, 2024	Aug. 31, 2023	Mar. 31, 2023
Marketable Securities [Line Items]
Certificate of Deposits			$ 100,000
Investment portfolio cost			2,069,569	$ 957,729
Certificate of Deposits One [Member]
Marketable Securities [Line Items]
Certificate of Deposits	$ 150,000		150,789.04
Interest rate	3.20%
Certificate of Deposits Two [Member]
Marketable Securities [Line Items]
Certificate of Deposits		$ 943,690.46	956,672.29
Interest rate		3.925%
2 SPDR S & P 500 ETF [Member]
Marketable Securities [Line Items]
Investment portfolio cost					$ 1,205.52
Market price			1,235.70
5 SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF [Member]
Marketable Securities [Line Items]
Investment portfolio cost								$ 465.93
Market price			458.65	457.15
6500 SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF [Member]
Marketable Securities [Line Items]
Investment portfolio cost							$ 595,535.95
3970 Units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF [Member]
Marketable Securities [Line Items]
Investment portfolio cost						$ 364,490.95
10,470 Units ETF [Member]
Marketable Securities [Line Items]
Market price of the stocks				$ 957,272.10
6500 SPDR SER TR SPDR BLOOMBERG [Member]
Marketable Securities [Line Items]
Market price			$ 960,413.10